BENEFIT PLANS (Details 3) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities (Note 11)	¥ (34,764)	¥ (36,812)
Domestic
Defined Benefit Plan Disclosure [Line Items]
Other assets	4,416	6,609
Accrued pension and severance liabilities (Note 11)	(5,386)	(10,730)
Net amount recognized	(970)	(4,121)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance liabilities (Note 11)	¥ (25,941)	¥ (21,680)